16. Borrowings and financing (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) R$ / $ R$ / ¥	Dec. 31, 2016 BRL (R$) R$ / $ R$ / ¥	Jul. 13, 2017 BRL (R$)
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	R$ 6,223	R$ 8,163
Guaranteed	R$ 225,900
Currency appreciation USD	1.50%
Debt reduced, currency appreciation USD	R$ 58,718
Currency appreciation YEN	5.30%
Debt reduced, currency appreciation YEN	R$ 85,211
US Dollar
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Exchange rate | R$ / $	3.3080	3.2591
Yen
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Exchange rate | R$ / ¥	.02940	.02792
17th issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amortized principal and interest	R$ 140,144
15th issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amortized principal and interest	104,809
19th debenture issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amortized principal and interest	212,648
21st debenture issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Unsecured debentures, not convertible into share			R$ 500,000
BNDES
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	2,793	R$ 3,517
Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	2,470	3,290
Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	5,757	8,621
BID
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	14,517	12,770
JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	3,100	2,971
AB Loan
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	3,400	4,641
IBRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	R$ 310	R$ 328